SCHEDULE OF OTHER EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Transaction-related costs	$ 6,150,988	$ 306,059	$ 1,367,647
Loss on disposition of fixed assets	83,389	30,270
Legal provision	(101,741)	274,844
Total	$ 6,132,636	$ 611,173	$ 1,367,647